FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments
Schedule of financial assets and liabilities by level within the fair value hierarchy

			Fair value
			Quoted
			prices in			Approximate
			active	Significant		fair value
			market for	other	Significant	due to short
			identical	observable	unobservable	term nature
		Carrying	assets	inputs	inputs	of the	Total
	Classification	value	(Level 1)	(Level 2)	(Level 3)	instrument	Fair Value
Financial assets
Cash and cash equivalents	FVTPL	$20,516	$20,516	$—	$—	$—	$20,516
Accounts receivable	Amortized cost	299	16	—	—	283	299
Restricted cash	Amortized cost	3,680	—	3,680	—	—	3,680
		$24,495	20,532	$3,680	$—	$283	$24,495

Financial liabilities
Trade payables	Amortized cost	$5,966	$—	$—	$—	$5,966	$5,966
Accrued liabilities	Amortized cost	5,659	—	—	—	5,659	5,659
Lease obligation	Amortized cost	1,401	—	1,401	—	—	1,401
Camino Rojo project loan	Amortized cost	113,260	—	137,746	—	—	137,746
Newmont loan	Amortized cost	10,293	—	10,533	—	—	10,533
Fresnillo obligation	Amortized cost	37,800	—	37,800	—	—	37,800
		$174,379	$—	$187,480	$—	$11,625	$199,105

			Fair value
			Quoted
			prices in			Approximate
			active	Significant		fair value
			market for	other	Significant	due to short
			identical	observable	unobservable	term nature
		Carrying	assets	inputs	inputs	of the	Total
	Classification	value	(Level 1)	(Level 2)	(Level 3)	instrument	Fair Value
Financial assets
Cash and cash equivalents	FVTPL	$72,180	$72,180	$—	$—	$—	$72,180
Accounts receivable	Amortized cost	39	25	—	—	14	39
Restricted cash	Amortized cost	2,783	—	2,783	—	—	2,783
		$75,002	72,205	$2,783	$—	$14	$75,002

Financial liabilities
Trade payables	Amortized cost	$2,583	$—	$—	$—	$2,583	$2,583
Lease obligation	Amortized cost	274	—	274	—	—	274
Camino Rojo project loan	Amortized cost	60,696	—	66,443	—	—	66,443
Newmont loan	Amortized cost	9,440	—	9,875	—	—	9,875
		$72,993	$—	$76,592	$—	$2,583	$79,175

Liquidity risk
Financial Instruments
Schedule of risk management

At December 31, 2021, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade payables	$5,966	$—	$—	$—	$5,966
Accrued liabilities	5,659	—	—	—	5,659
Lease obligation	114	289	494	520	1,417
Camino Rojo project loan	2,750	8,250	146,083	—	157,083
Newmont loan	—	10,662	—	—	10,662
Fresnillo obligation	473	16,357	23,848	—	40,678
	$14,962	$35,558	$170,425	$520	$221,465

At December 31, 2020, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade payables	$2,583	$—	$—	$—	$2,583
Lease obligation	32	117	145	—	294
Camino Rojo project loan	1,650	4,950	13,200	81,050	100,850
Newmont loan	—	—	11,002	—	11,002
	$4,265	$5,067	$24,347	$81,050	$114,729

Currency risk
Financial Instruments
Schedule of risk management

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$7,583	$12,061	$50,923
Accounts receivable	20	4	5,733
Restricted funds	155	509	62,745
Trade payables	(128)	(2,642)	(66,350)
Accrued liabilities	(1,637)	(2,226)	(44,070)
Lease obligations	(74)	(520)	(16,935)
Camino Rojo project loan	—	(113,260)	—
Newmont loan	—	—	(211,881)
Fresnillo obligation	—	(37,800)	—
Total foreign currency	5,919	(143,874)	(219,835)
Exchange rate	1.2678	1.0000	20.5835
Equivalent US dollars	$4,669	$(143,874)	$(10,680)

Our financial instruments were denominated in the following currencies as at December 31, 2020:

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$11,752	$62,809	$2,804
Accounts receivable	32	4	245
Restricted funds	86	473	44,726
Trade payables	(73)	(2,074)	(9,022)
Lease obligations	(194)	—	(2,471)
Camino Rojo project loan	—	(60,696)	—
Newmont loan	—	—	(188,319)
Total foreign currency	11,603	516	(152,037)
Exchange rate	1.2732	1.0000	19.9487
Equivalent US dollars	$9,113	$516	$(7,621)